Financial Instruments - classification - Offsetable assets and liabilities (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 GBP (£)
Instruments which can be offset
IFRS offset	£ 3,381		£ 607
Non-cumulative preference shares of US$0.01
Potential for offset not recognised by IFRS
Par value per share | $ / shares		$ 0.01
Derivatives [Member]
Instruments which can be offset
Gross	2,429		4,626
IFRS offset	3,381		607
Balance sheet	5,810		5,233
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	(4,318)		(5,126)
Securities collateral	(3,386)		485
Net amount after the effect of netting arrangements and related collateral	(1,894)		592
Instruments outside netting arrangements	(312)		71
Balance sheet total	5,498		5,304
Trading reverse repos/repos
Instruments which can be offset
Gross	1,845		1,865
IFRS offset	0
Balance sheet	1,845		1,865
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	0
Securities collateral	(1,646)		(1,795)
Net amount after the effect of netting arrangements and related collateral	199		70
Instruments outside netting arrangements	(4,048)		(512)
Balance sheet total	(2,203)		1,353
Non trading reverse repos / repos
Instruments which can be offset
Gross	8,653		3,682
IFRS offset	0
Balance sheet	8,653		3,682
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	0
Securities collateral	(8,653)		(3,682)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	98		16
Balance sheet total	8,751		3,698
Derivatives [Member]
Instruments which can be offset
Gross	115,177		108,594
IFRS offset	(22,111)		(8,568)
Balance sheet	93,066		100,026
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(77,365)		(85,006)
Cash collateral	(9,761)		(9,909)
Other financial collateral	(1,185)		(2,913)
Net amount after the effect of netting arrangements and related collateral	4,755		2,198
Instruments outside netting arrangements	981		809
Balance sheet total	94,047		100,835
Trading repos
Instruments which can be offset
Gross	33,767		42,664
IFRS offset	(14,510)		(24,422)
Balance sheet	19,257		18,242
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(2,445)		(900)
Cash collateral	0
Other financial collateral	(16,812)		(17,341)
Net amount after the effect of netting arrangements and related collateral	0		1
Instruments outside netting arrangements	4,483		1,147
Balance sheet total	23,740		19,389
Non trading repos
Instruments which can be offset
Gross	16,977		30,047
IFRS offset	(5,702)		(7,594)
Balance sheet	11,275		22,453
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	0
Other financial collateral	(11,275)		(22,453)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	0
Balance sheet total	11,275		22,453
Trading reverse repos
Instruments which can be offset
Gross	35,612		44,529
IFRS offset	(14,510)		(24,422)
Balance sheet	21,102		20,107
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(2,445)		(900)
Other financial collateral	(18,458)		(19,136)
Net amount after the effect of netting arrangements and related collateral	199		71
Instruments outside netting arrangements			635
Balance sheet total			20,742
Potential for offset not recognised by IFRS
Cash collateral	0
Instruments outside netting arrangements	435
Balance sheet total	21,537
Derivatives [Member]
Instruments which can be offset
Gross	117,606		113,220
IFRS offset	(18,730)		(7,961)
Balance sheet	98,876		105,259
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(77,365)		(85,006)
Cash collateral	(14,079)		(15,035)
Other financial collateral	(4,571)		(2,428)
Net amount after the effect of netting arrangements and related collateral	2,861		2,790
Instruments outside netting arrangements	669		880
Balance sheet total	99,545		106,139
Potential for offset not recognised by IFRS
Financial Assets	99,545		106,139
Trading assets
Potential for offset not recognised by IFRS
Financial Assets	45,577		59,158
Non trading reverse repos
Instruments which can be offset
Gross	25,630		33,729
IFRS offset	(5,702)		(7,594)
Balance sheet	19,928		26,135
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	0
Cash collateral	0
Other financial collateral	(19,928)		(26,135)
Net amount after the effect of netting arrangements and related collateral	0
Instruments outside netting arrangements	98		16
Balance sheet total	£ 20,026		£ 26,151